UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust
(Exact name of registrant as specified in charter)

 641 Lexington Avenue, 29th Floor, New York, New York 10022
 (Address of principal executive offices)(Zip code)

Jeffrey Skinner
 1001 West Fourth Street, Winston-Salem North Carolina 27101
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Forefront Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2017
Shares	Value (Note 1)

SENIOR LOANS 15.68%

	Principal	Interest Rate	Maturity Date
Real Estate 10.54%
700 Atlantic Equities, LLC (a)	$500,000	18.000%	7/30/2017	500,000
Blaichbridge Driggs, LLC (a)	525,000	18.000%	7/30/2017	525,000
				1,025,000
Retail 5.14%
Banjo & Matilda, Inc. (a)	500,000	18.000%	6/18/2018	500,000

Total Senior Loans (Cost $1,525,000)				1,525,000

STRUCTURED NOTES 70.88%

	Principal	Interest Rate	Maturity Date
Financial Services 25.71%
Auto Funding Group, LLC (a)(b)	$2,680,000	10.000%	4/20/2018	2,500,000

Real Estate 44.51%
1501 Sheepshead Bay Road Partners, LLC (a)(b)	$250,000	18.000%	8/18/2017	250,000
2020 Eastchester Road, LLC (a)(b)	550,000	18.000%	2/13/2017	550,000
35 Tech Partners, LLC (a)(b)	500,000	16.500%	12/12/2017	500,000
4765 Carpenter Avenue, LLC (a)(b)	400,000	15.000%	11/21/2017	400,000
City Ridge Realty (a)(b)	400,000	15.000%	11/15/2017	400,000
Club at Charter Point Realty, LLC (a)(b)	397,750	15.000%	11/15/2017	397,750
WB Park Avenue, LLC (a)(b)	550,000	18.000%	7/30/2017	550,000
WB West 25th Street, LLC (a)(b)	550,000	18.000%	7/30/2017	550,000
WBSH Met Tower, LLC (a)(b)	750,000	18.000%	7/30/2017	750,000
				4,327,750
Retail 0.67%
Banjo & Matilda, Inc. (a)(b)	65,000	18.000%	7/4/2017	65,000

Total Structured Notes (Cost $7,072,750)				6,892,750

(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
Value (Note 1)

	Shares	Exercise Price	Exercise Date
WARRANTS 0.00%
Banjo & Matilda, Inc.	6,000,000	$0.05	2/5/2021	$—

Total Short-Term Investment (Cost $0)				—

	Shares
SHORT-TERM INVESTMENT 4.46%
Blackrock Liquidity Money Market Portfolio	433,593			433,593

Total Short-Term Investment (Cost $433,593)				433,593

Total Value of Investments (Cost $9,031,343) 91.03%				$8,851,343

Other Assets Less Liabilities 8.97%				872,708

Net Assets - 100%				$9,724,051

Summary of Investments	% of Net Assets	Value
Senior Loans	15.68%	1,525,000
Structured Notes	70.88%	6,892,750
Warrants	0.00%	-
Short-Term Investment	4.46%	433,593
Other Assets Less Liabilities	8.97%	872,708
Total	100.00%	$9,724,051

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(180,000)

Net unrealized depreciation	$(180,000)

(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

(a)
Restricted Securities. Securities for which market quotations are not readily available. The aggregate value of such securities is 86.57% of net assets, and the fair value has been determined under procedures approved by the Trust's Board of Trustees. There are no discounts for these securities since there are no restrictions upon sale.

(b)
Structured Notes. There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which Forefront Income Trust invests, which may make it difficult for Forefront Income Trust to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation. Forefront Income Trust bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over- the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the- counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Senior Loans	1,525,000	—	—	1,525,000
Structured Notes	6,892,750	—	—	6,892,750
Warrants	—	—	—	—
Short-Term Investment	433,593	433,593	—	—
Total	$8,851,343	$433,593	$—	$8,417,750

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forefront Income Trust

By: (Signature and Title)	/s/Cole Reifler
Cole Reifler
Date: August 29, 2017	Principal Executive Officer
Forefront Income Trust

By: (Signature and Title)	/s/Michael Flatley
Michael Flatley
Date: August 29, 2017	Principal Financial Officer
Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Cole Reifler
Cole Reifler
Date: August 29, 2017	Principal Executive Officer
Forefront Income Trust

By: (Signature and Title)	/s/Michael Flatley
Michael Flatley
Date: August 29, 2017	Principal Financial Officer
Forefront Income Trust